Label	Element	Value
Allowance account for credit losses of financial assets	ifrs-full_AllowanceAccountForCreditLossesOfFinancialAssets	$ 10,791,000
Accumulated other comprehensive income [member]
Equity	ifrs-full_Equity	(14,137,000)
Accumulated other comprehensive income [member] | IFRS 15 [Member]
CumulativeAdjustmentArisingFromChangeInMeasurementAttributeInitialApplicationOfIFRSStandard	dhx_CumulativeAdjustmentArisingFromChangeInMeasurementAttributeInitialApplicationOfIFRSStandard	481,000
Retained earnings [member]
Equity	ifrs-full_Equity	(11,403,000)
Retained earnings [member] | IFRS 9 [Member]
CumulativeAdjustmentArisingFromChangeInMeasurementAttributeInitialApplicationOfIFRSStandard	dhx_CumulativeAdjustmentArisingFromChangeInMeasurementAttributeInitialApplicationOfIFRSStandard	1,049,000
Retained earnings [member] | IFRS 15 [Member]
CumulativeAdjustmentArisingFromChangeInMeasurementAttributeInitialApplicationOfIFRSStandard	dhx_CumulativeAdjustmentArisingFromChangeInMeasurementAttributeInitialApplicationOfIFRSStandard	(5,823,000)
Non-controlling interests [member]
Equity	ifrs-full_Equity	85,714,000
Share premium [member]
Equity	ifrs-full_Equity	29,060,000
Ordinary shares [member] | Issued capital [member]
Equity	ifrs-full_Equity	$ 305,167,000